Marketable Securities (Policies)	12 Months Ended
Dec. 31, 2024
Marketable Securities
Marketable securities

Accounting policy:

Comprises the balances of securities with immediate liquidity whose maturities, at the time of acquisition, are short-term. They are measured at fair value through other comprehensive income, fair value through profit or loss and amortized cost.